Vessels, net - Consolidated Statement of Financial Position (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	$ 233,191
Balance ending of period	227,791
Net Book Value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	233,191
Additions	1,491
Depreciation	(6,891)
Balance ending of period	227,791
Vessels [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	299,291
Additions	307
Balance ending of period	299,598
Vessels [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	(72,725)
Depreciation	(4,786)
Balance ending of period	(77,511)
Dry docking [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	16,920
Additions	1,184
Balance ending of period	18,104
Dry docking [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	(10,295)
Depreciation	(2,105)
Balance ending of period	$ (12,400)